Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 825	$ 2,706
Trade and other receivables	1,167	1,313
Other financial assets	533	76
Prepaid expenses and other current assets	546	426
Current assets	3,071	4,521
Property and equipment, net	615	473
Computer software, net	900	908
Other identifiable intangible assets, net	3,518	3,324
Goodwill	5,853	5,076
Equity method investments	1,551	2,186
Other non-current assets	611	499
Deferred tax	1,176	31
Total assets	17,295	17,018
Liabilities
Current indebtedness	579	3
Payables, accruals and provisions	1,373	1,778
Deferred revenue	833	815
Other financial liabilities	434	95
Current liabilities	3,219	2,691
Long-term indebtedness	2,676	3,213
Provisions and other non-current liabilities	1,264	1,124
Deferred tax	576	780
Total liabilities	7,735	7,808
Equity
Capital	5,377	5,348
Retained earnings	4,965	4,739
Accumulated other comprehensive loss	(782)	(877)
Total equity	9,560	9,210
Total liabilities and equity	17,295	17,018
Contingencies (note 31)	$ 0	$ 0